RELATED PARTY TRANSACTIONS - Controlling Interest (Details) - Julio Patricio Supervielle [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Capital interest	35.12%	35.12%
Vote's interest	35.12%	35.12%